Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	Rigetti Computing, Inc.
Entity Central Index Key	0001838359
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Small Business	true
Amendment Description	AMENDMENT NO. 1